PROSPECTUS    |   AUGUST 29, 2016

IndexIQ ETF Trust

IQ Real Return ETF (CPI)

IQ Merger Arbitrage ETF (MNA)

IQ Global Resources ETF (GRES)

NEITHER THE SECURITIES AND EXCHANGE COMMISSION (“SEC”) NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

Not FDIC Insured    |   May Lose Value   |   No Bank Guarantee

IndexIQ ETF Trust (the “Trust”) is a registered investment company that consists of separate investment portfolios called “Funds.” This Prospectus relates to the following Funds:

Name	CUSIP	Symbol
IQ Real Return ETF	45409 B6 02	CPI
IQ Merger Arbitrage ETF	45409 B8 00	MNA
IQ Global Resources ETF	45409 B8 83	GRES

Each Fund is an exchange-traded fund (“ETF”). This means that shares of the Funds are listed on the NYSE Arca, Inc. (“NYSE Arca”), and trade at market prices. The market price for a Fund’s shares may be different from its net asset value per share (the “NAV”). Each Fund has its own CUSIP number and exchange trading symbol.

Summary Information

IQ Real Return ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Real Return Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.48%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees & Expenses(a)	0.13%
Total Annual Fund Operating Expenses(a)	0.62%

(a)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$63	$199	$346	$775

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 109% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies

The Fund is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. The Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with the rules-based methodology of such Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the

“Advisor”). Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”). The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Underlying Index seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the CPI (the “Strategy”). The CPI, or the Consumer Price Index, which is published by the Bureau of Labor Statistics, is a measure of the average change in prices over time of goods and services purchased by households. The CPI is reported with monthly frequency, but due to seasonality and other factors the monthly change in the CPI is reported both as the 1-month change and also on a rolling 12-month basis (the “Rolling 12-month CPI Returns”). It is the Rolling 12-month CPI Returns, not the monthly returns of the CPI, that the Underlying Index incorporates into its construction process.

The Underlying Index includes exposures to asset classes whose returns incorporate inflation expectations in an attempt to achieve its investment objective. This is based on the premise that capital market returns tend to be forward looking and anticipate economic developments, including inflation expectations. Since the Underlying Index’s objective is to provide a “real return,” as described above, the index construction process involves adding a real return target over and above the CPI returns and using the resulting “nominal returns” (i.e., inflation plus real return) to determine the weights of the Underlying Index Components.

The Underlying Index Components of this Strategy generally provide exposures to:

•	U.S. large capitalization equity;
•	U.S. small capitalization equity;
•	Foreign equity (Europe, Australasia & Far East);
•	U.S. government short-, intermediate-, and long-term maturity obligations;
•	Foreign currencies and currency futures;
•	U.S. real estate; and
•	Commodities.

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Fund of Funds Risk

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the underlying ETPs in which it invests.

Underlying Funds Risk

An investment in the Fund is subject to the risks associated with the underlying ETPs that comprise the Fund’s Underlying Index. These risks include:

•	Commodity Risk. Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodities may be affected by changes in overall market movements, changes in interest rates, events affecting a particular industry or commodity and international economic, political and regulatory developments.

•	Credit/Default Risk. Credit and default risk exists where an issuer or guarantor of fixed-income securities held by an ETP may default on its obligation to pay interest and repay principal. Lower rated securities typically present greater risk of default with high yield or “junk” bonds presenting the greatest risk.
•	Currency Risk. Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time.
•	Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Fixed-Income Securities Risk. All fixed-income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up. The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates.
•	Foreign Securities Risk. When an ETP invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. An ETP will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greater when an ETP invests in emerging markets.
•	Real Estate Investment Risks. When an ETP invests in companies that invest in real estate it will be exposed to risks inherent to the real estate market, including concentration risk, interest rate risk, leverage risk, property risk and management risk.
•	Small Capitalization Companies Risk. The Fund invests in the securities of small capitalization companies, the value of which may be more volatile than those of larger companies.

Exchange Traded Product Risk

The value of a Fund’s investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or de-listings.

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Replication Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and another broad measure of market performance. The Barclays Capital U.S. Short Treasury Bond Index measures the performance of public obligations of the U.S. Treasury that have a remaining maturity of between 1 and 12 months.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.IQetfs.com.

The Fund’s year-to-date total return as of June 30, 2016 was 1.42%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	1.78%	3Q/2011
Lowest Return	–2.76%	2Q/2013

Average Annual Total Returns as of December 31, 2015

	1 Year	5 Years	Since Inception(1)
Returns before taxes	0.02%	0.89%	1.02%
Returns after taxes on distributions(2)	0.01%	0.87%	1.00%
Returns after taxes on distributions and sale of Fund shares(2)	0.01%	0.68%	0.78%
IQ Real Return Index (reflects no deduction for fees, expenses or taxes)	0.43%	1.35%	1.51%
Barclays Capital U.S. Short Treasury Bond Index (reflects no deduction for fees, expenses or taxes)	0.13%	0.15%	–8.33%

(1)	The Fund commenced operations on October 26, 2009.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Advisor

IndexIQ Advisors LLC serves as the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since August 2013 and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since February 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

IQ Merger Arbitrage ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Merger Arbitrage Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees & Expenses(a)	0.01%
Total Annual Fund Operating Expenses(a)	0.77%

(a)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$246	$429	$956

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 272% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying Index seeks to capitalize on the spread between the current market price of the target company’s stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

Pursuant to the Underlying Index’s rules, to the extent there are an insufficient number of target companies in which to invest, insufficient liquidity exists in such companies, or target companies are removed from the Underlying Index between monthly reconstitutions, the Underlying Index will allocate the available cash to one or more short-term fixed income ETFs. In seeking to track the Underlying Index, the Funds may invest, with approximately the same allocation proportions as the Underlying Index, in short-term fixed income ETFs, money market instruments, high quality short-term debt securities, or derivative securities thereon. To the extent the Fund invests in cash and cash equivalents, the Fund will not be pursuing a merger arbitrage strategy.

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Merger Arbitrage Risk

The principal risk associated with the Fund’s investments is that certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated for business reasons or due to regulatory oversight or for other reasons, in each case which may negatively impact the Fund’s returns.

High Portfolio Turnover Risk

The Fund’s investment strategy is likely to result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns.

Non-Diversified Risk

The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”) and is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise the Underlying Index.

Investment in Foreign Merger Transactions Risk

Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the U.S.

Short Sales Risk

Short positions, including short exposure to securities indexes, introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short, have unlimited downside potential.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Issuer Risk

From time to time the Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may fluctuate in value.

Replication Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The HFRI ED: Merger Arbitrage Index has replaced the MSCI EAFE Index as the Fund’s benchmark index. The HFRI ED: Merger Arbitrage Index more closely aligns with the Fund’s investment strategies. The HFRI ED: Merger Arbitrage Index is an equally weighted index of hedge funds primarily focused on opportunities in equity and equity related instruments of companies which are currently engaged in a corporate transaction. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The S&P 500® Index is a broad-based unmanaged index of 500 stocks, which is designed to represent the equity market in general (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses).

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.IQetfs.com.

The Fund’s year-to-date total return as of June 30, 2016 was 1.19%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	3.80%	1Q/2012
Lowest Return	–3.90%	3Q/2011

Average Annual Total Returns as of December 31, 2015

	1 Year	5 Years	Since Inception(1)
Returns before taxes	1.26%	2.81%	2.44%
Returns after taxes on distributions(2)	1.03%	2.69%	2.26%
Returns after taxes on distributions and sale of Fund shares(2)	0.86%	2.15%	1.84%
IQ Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)	2.33%	3.87%	3.54%
HFRI ED: Merger Arbitrage Index (reflects no deduction for fees, expenses or taxes)	3.32%	2.80%	3.20	%(3)
MSCI World Index (reflects no deduction for fees, expenses or taxes)	–0.87%	7.59%	8.03%
S&P 500® Index (reflects no deduction for fees, expenses or taxes)	0.75%	11.85%	12.13%

(1)	The Fund commenced operations on November 16, 2009.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.
(3)	HFRI ED: Merger Arbitrage Index is calculated from December 1, 2009. Performance information for the Fund in the table above also includes the performance of HFRI Macro (Total) Index and HFRI ED: Merger Arbitrage Index. Because index comparisons are generally calculated as of the end of each month, index performance information under the “Since Inception” heading may not be coincident with the inception date of the Fund. In such instances, index performance is generally presented from the month-end nearest to the inception date of the Fund.

Investment Advisor

IndexIQ Advisors LLC serves as the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since August 2013 and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since February 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Summary Information

IQ Global Resources ETF

Investment Objective

The Fund seeks investment results that correspond (before fees and expenses) generally to the price and yield performance of its underlying index, the IQ Global Resources Index (the “Underlying Index”).

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund (“Shares”). Investors purchasing Shares on a national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time (each, a “Secondary Market”) may be subject to customary brokerage commissions charged by their broker that are not reflected in the table set forth below.

Shareholder Fees (fees paid directly from your investment):

No shareholder fees are levied by the Fund for purchases and sales made on the Secondary Market.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

Management Fee	0.75%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.01%
Acquired Fund Fees & Expenses(a)	0.02%
Total Annual Fund Operating Expenses(a)	0.78%

(a)	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.

Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain at current levels. The return of 5% and estimated expenses are for illustration purposes only, and should not be considered indicators of expected Fund expenses or performance, which may be greater or less than the estimates. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$79	$249	$432	$964

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 325% of the average value of its portfolio. This rate excludes the value of portfolio securities received or delivered as a result of in-kind creations or redemptions of the Fund’s Shares.

Principal Investment Strategies

The Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index, which was developed by IndexIQ LLC (“IndexIQ”), an affiliate of IndexIQ Advisors LLC, the Fund’s investment advisor (the “Advisor”). The Underlying Index seeks to employ a systematic investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, represented by companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S. These segments include Livestock; Precious Metals; Grains, Food and Fiber; Energy; Metals; Timber; Coal; and Water. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Fund invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index (“Underlying Index Components”). The Underlying Index consists of a number of Underlying Index Components selected in accordance with IndexIQ’s rules-based methodology. Such Underlying Index Components will include primarily U.S. and non-U.S. equity securities. In addition, the Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. The Fund may also invest in one or more financial instruments, including but not limited to futures contracts and swap agreements (collectively, “Financial Instruments”).

For additional information about the Fund’s principal investment strategies, see “Description of the Principal Strategies of the Funds.”

Principal Risks

Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk and the Fund does not represent a complete investment program. As with all investments, you may lose money in the Fund. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund. A more complete discussion of Principal Risks is included under “Description of the Principal Risks of the Funds.”

Index Risk

The Underlying Index may not be successful in replicating the performance of its target strategies.

Tracking Error Risk

Although the Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons.

Global Resources Sector Risk

Because the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and may fluctuate more widely than that of a fund which invests in a broad range of industries.

Short Sales Risk

Short positions, including short exposure to securities indexes, introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short, have unlimited downside potential.

Replication Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index.

Market Risk

The market price of investments owned by the Fund may go up or down, sometimes rapidly or unpredictably.

Trading Price Risk

Although it is expected that generally the market price of the Shares will approximate the Fund’s NAV, there may be times when the market price in the Secondary Market and the NAV vary significantly.

Foreign Securities Risk

When the Fund invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions.

Mid and Small Capitalization Companies Risk

Stocks of mid and small capitalization companies generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Currency Risk

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged.

Equity Securities Risk

The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

Foreign Securities Valuation Risk

Because foreign exchanges may be open on days when the Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares.

Performance Information

The bar chart that follows shows the annual total returns of the Fund for a full calendar year. The table that follows the bar chart shows the Fund’s average annual total returns, both before and after taxes. The bar chart and table provide an indication of the risks of investing in the Fund by comparing the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one calendar year compared with its underlying index and additional broad measures of market performance. The MSCI World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed markets (performance data assumes reinvestment of dividends, but it does not reflect management fees, transaction costs or other expenses). The Bloomberg Commodity Index is composed of futures contracts on physical commodities traded on U.S. exchanges, with the exception of aluminum, nickel and zinc, which trade on the London Metal Exchange.

All returns assume reinvestment of dividends and distributions. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Fund performance current to the most recent month-end is available by calling 1-888-934-0777 or by visiting www.IQetfs.com.

The Fund’s year-to-date total return as of June 30, 2016 was 21.21%.

Best and Worst Quarter Returns (for the period reflected in the bar chart above)

	Return	Quarter/Year
Highest Return	13.76%	3Q/2010
Lowest Return	–17.62%	3Q/2015

Average Annual Total Returns as of December 31, 2015

	1 Year	5 Years	Since Inception(1)
Returns before taxes	–19.37%	–6.27%	–1.31%
Returns after taxes on distributions(2)	–19.83%	–6.55%	–1.58%
Returns after taxes on distributions and sale of Fund shares(2)	–10.51%	–4.49%	–0.85%
IQ Global Resources Index (reflects no deduction for fees, expenses or taxes)	–18.47%	–5.63%	–0.49%
MSCI World Index (reflects no deduction for fees, expenses or taxes)	–0.87%	7.59%	8.51%
Bloomberg Commodity Index (reflects no deduction for fees, expenses or taxes)	–24.66%	–13.47%	–8.33%

(1)	The Fund commenced operations on October 26, 2009.
(2)	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

Investment Advisor

IndexIQ Advisors LLC serves as the investment advisor to the Fund.

Portfolio Manager

The professionals jointly and primarily responsible for the day-to-day management of the Fund are Paul (Teddy) Fusaro and Greg Barrato. Mr. Fusaro, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since August 2013 and Mr. Barrato, who is Senior Vice President of the Advisor, has been a portfolio manager of the Fund since February 2011.

Purchase and Sale of Fund Shares

Unlike conventional mutual funds, the Fund issues and redeems Shares on a continuous basis, at net asset value (“NAV”), only in blocks of 50,000 Shares or whole multiples thereof (“Creation Units”). The Fund’s Creation Units are issued and redeemed principally in-kind for securities included in the Fund. Retail investors may acquire Shares on NYSE Arca through a broker-dealer.

Shares of the Fund will trade at market price rather than NAV. As such, Shares may trade at a price greater than NAV (premium) or less than NAV (discount).

Tax Information

The Fund’s distributions are expected to be taxed as ordinary income, qualified dividend income and/or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or individual retirement account. However, subsequent withdrawals from such a tax-advantaged account may be subject to U.S. federal income tax. You should consult your tax advisor about your specific situation.

Financial Intermediary Compensation

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Advisor may pay the intermediary for the sale of Fund Shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Overview

The Trust is an investment company consisting of separate investment portfolios (each, a “Fund” and together, the “Funds”) that are exchange-traded funds (“ETFs”). ETFs are funds whose shares are listed on a stock exchange and traded like equity securities at market prices. ETFs, such as the Funds, allow you to buy or sell shares that represent the collective performance of a selected group of securities. ETFs are designed to add the flexibility, ease and liquidity of stock-trading to the benefits of traditional index fund investing. The investment objective of each Fund is to replicate as closely as possible, before fees and expenses, the price and yield performance of a particular index (each, an “Underlying Index”) developed by IndexIQ LLC (“IndexIQ”), an affiliate of the Funds’ investment advisor.

This Prospectus provides the information you need to make an informed decision about investing in the Funds. It contains important facts about the Trust as a whole and each Fund in particular.

IndexIQ Advisors LLC (the “Advisor”) is the investment advisor to each Fund.

Premium/Discount Information

Information regarding the extent and frequency with which market prices of Shares have tracked the relevant Fund’s NAV for the most recently completed calendar year and the quarters since that year will be available without charge on the Funds’ website at www.IQetfs.com.

Description of the Principal Investment Strategies of the Funds

Each Fund has a distinct investment objective and policies. There can be no assurance that a Fund’s objective will be achieved. The investment objective of each Fund is to provide investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of a particular index (each, an “Underlying Index”) created by IndexIQ. Each Underlying Index consists of a number of components (“Underlying Index Components”) selected in accordance with IndexIQ’s rules-based methodology of such Underlying Index. Each Fund employs a “passive management” — or indexing — investment approach designed to track the performance of the Underlying Index. The Advisor seeks a correlation over time of 0.95 or better between each Fund’s performance, before fees and expenses, and the performance of the Underlying Index. A figure of 1.00 would represent a perfect correlation.

The IQ Real Return ETF’s Underlying Index seeks to provide investors with a hedge against the U.S. inflation rate by providing a “real return” or a return above the rate of inflation, as represented by the CPI. The CPI, which is published by the Bureau of Labor Statistics, is a measure of the average change in prices over time of goods and services purchased by households. The CPI is reported with monthly frequency, but due to seasonality and other factors the monthly change in the CPI is reported both as the 1-month change and also on a rolling 12-month basis (the “Rolling 12-month CPI Returns”). It is the Rolling 12-month CPI Returns, not the monthly returns of the CPI, that the Underlying Index incorporates into its construction process.

The IQ Real Return ETF is a “fund of funds” which means it invests, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in the investments included in its Underlying Index, which includes underlying funds. In determining the Fund’s net assets for the purposes of this 80% threshold, accounting practices do not include collateral held under the Fund’s securities lending program, as such collateral does not represent a true asset of the relevant Fund.

Such Underlying Index Components will include primarily ETFs and/or other exchange-traded vehicles issuing equity securities organized in the U.S., such as exchange-traded commodity pools (“ETVs”), and may include exchange-traded notes (“ETNs”) (such ETFs, ETVs and ETNs are referred to collectively as “exchange-traded products” or “ETPs”).

The IQ Merger Arbitrage ETF’s Underlying Index seeks to employ a systematic investment process designed to identify opportunities in companies whose equity securities trade in developed markets, including the U.S., and which are involved in announced mergers, acquisitions and other buyout-related transactions. The Underlying

Index seeks to capitalize on the spread between the current market price of the target company’s stock and the price received by the holder of that stock upon consummation of the buyout-related transaction. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The IQ Global Resources ETF’s Underlying Index seeks to employ a systematic investment process designed to identify opportunities in markets exhibiting trending or momentum characteristics across commodity asset classes, represented by companies that operate in commodity-specific market segments and whose equity securities trade in developed markets, including the U.S. These segments include Livestock; Precious Metals; Grains, Food and Fiber; Energy; Metals; Timber; Coal; and Water. In addition, the Underlying Index includes short exposure to the U.S. and non-U.S. equity markets.

The Underlying Index Components of the IQ Merger Arbitrage ETF and IQ Global Resource ETF will include primarily U.S. and non-U.S. equity securities. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. Each Fund may also invest in one or more Financial Instruments.

The weights of the Underlying Index Components are rebalanced on a monthly basis. For the IQ Real Return ETF, IndexIQ conducts a review process pursuant to which it may reconstitute the Underlying Index by adding or subtracting Underlying Index Components according to IndexIQ’s rules-based process.

Each Fund may use a “Representative Sampling” strategy in seeking to track the performance of its Underlying Index. A fund using a Representative Sampling strategy generally will invest in a sample of its Underlying Index Components whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Underlying Index as a whole.

To the extent that a Fund’s Underlying Index concentrates (i.e., holds 25% or more of its total assets) in the securities of a particular industry or group of industries, the Fund will concentrate its investment to approximately the same extent as its Underlying Index.

As Fund cash flows permit, the Advisor may use cash flows to adjust the weights of a Fund’s underlying investments in an effort to minimize any differences in weights between the Fund and its Underlying Index.

To the extent the Advisor makes investments on behalf of a Fund that are regulated by the Commodities Futures Trading Commission, it intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Advisor has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and is therefore not subject to registration as a commodity pool operator under the CEA.

Additional Investment Strategies

Each Fund will normally invest at least 80% of its net assets (excluding collateral held from securities lending), plus the amount of any borrowings for investment purposes, in Underlying Index Components that comprise its Underlying Index. In addition, each Fund may invest up to 20% of its net assets in investments not included in its Underlying Index, but which the Advisor believes will help the Fund track its Underlying Index. For example, a Fund may hold the underlying portfolio constituents of one or more Underlying ETPs composing its Underlying Index, or a representative sample thereof. A Fund may also purchase ETPs that are not Underlying Index Components. Furthermore, a Fund may invest in one or more Financial Instruments. As an example of the use of such Financial Instruments, a Fund may use total return swaps on the indexes on which the Underlying ETPs are based, on the underlying securities or other constituents of such Underlying ETPs, or on the Underlying ETPs themselves, in order to achieve exposures to investment strategies and/or asset class exposures that are similar to those of the Underlying Index. The Funds will not directly employ leverage in their investment strategies; nevertheless, a Fund may indirectly be leveraged if and to the extent the Fund invests in Financial Instruments to replicate an exposure to an inverse ETF that is leveraged. The Advisor anticipates that it may take approximately two business days (i.e., each day the NYSE is open for trading) for additions and deletions to a Fund’s Underlying Index to be reflected in the portfolio composition of that Fund.

A Fund may invest directly in fixed income securities including ETNs, rather than investing in ETFs and ETVs that hold fixed income securities. In such event, the Fund will be exposed to the same risks as the ETFs and ETVs that hold fixed income securities. See “Risks of Underlying ETPs.”

Each of the policies described herein, including the investment objective of each Fund, constitutes a non-fundamental policy that may be changed by the Board of Trustees of the Trust without shareholder approval. Certain fundamental policies of the Funds are set forth in the Funds’ Statement of Additional Information (the “SAI”) under “Investment Restrictions.”

Securities Lending

A Fund may lend its portfolio securities. In connection with such loans, a Fund receives liquid collateral equal to at least 102% (105% for foreign securities) of the value of the portfolio securities being lent. This collateral is marked to market on a daily basis.

Description of the Principal Risks of the Funds

Investors in the Funds should carefully consider the risks of investing in the Funds as set forth in each Fund’s Summary Information section under “Principal Risks.” To the extent such risks apply, they are discussed hereunder in greater detail. Unless otherwise noted, the following risks apply to all of the Funds.

Fund of Funds Risk

The following risk applies to the IQ Real Return ETF.

The Fund’s investment performance, because it is a fund of funds, depends on the investment performance of the Underlying ETPs in which it invests. An investment in the Fund is subject to the risks associated with the Underlying ETPs that comprise the Fund’s Underlying Index. A Fund will indirectly pay a proportional share of the asset-based fees, if any, of the Underlying ETPs in which it invests. There is a risk that IndexIQ’s evaluations and assumptions regarding the broad asset classes represented in the Underlying Indexes may be incorrect based on actual market conditions. In addition, at times certain of the segments of the market represented by the Underlying ETPs may be out of favor and underperform other segments.

Underlying Funds Risk

The following risk applies to the IQ Real Return ETF.

Investment in the Underlying ETPs may subject the Fund to the following risks: Market Risk; Market Trading Risk; Tracking Error Risk; Index Risk; Replication Management Risk; Foreign Securities Risk; Emerging Market Securities Risk; Real Estate Securities Risk; High Yield Securities Risk; Small-Capitalization Companies Risk; Commodities Risk; Currency Risk; Equity Securities Risk; Fixed-Income Securities Risk; Zero Coupon Securities Risk; Mortgage-Backed Securities Risk; Leverage Risk; Call Risk; Credit/Default Risk; Derivatives Risk; Counterparty Risk; and Liquidity Risk. See “Risks of Underlying ETPs.”

Exchange-Traded Product Risk

The following risk applies to the IQ Real Return ETF.

Unlike an investment in a mutual fund, the value of a Fund’s investment in ETPs is based on stock market prices and the Fund could lose money due to stock market developments, the failure of an active trading market to develop or exchange trading halts or delistings. An investment in the Fund will entail more costs and expenses than a direct investment in the Underlying ETPs. As the Fund allocations to Underlying ETPs change, or the expense ratio of Underlying ETPs change, the operating expenses borne by the Fund from such investments may increase or decrease. Federal law prohibits the Fund from acquiring investment company shares, including shares of ETFs, in excess of specific thresholds unless exempted by rule, regulation or exemptive order. These prohibitions may prevent the Fund from allocating its investments to ETFs in an optimal manner.

Index Risk

The Underlying Indexes may not be successful in replicating the performance of their target strategies. There is a risk that hedge fund return data provided by third party hedge fund data providers may be inaccurate or may not accurately reflect hedge fund returns due to survivorship bias, self-reporting bias or other biases. In constructing the underlying strategies of the Underlying Indexes, IndexIQ may not be successful in replicating the target returns.

Tracking Error Risk

A Fund’s performance may not match its respective Underlying Index during any period of time. Although each Fund attempts to track the performance of its Underlying Index, the Fund may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to risk that the strategies used by the Advisor to match the performance of the Underlying Index may fail to produce the intended results, liquidity risk and new fund risk, as well as the incurring of Fund expenses, which the Underlying Index does not incur. For example, a Fund may not be able to invest in certain securities included in its Underlying Index due to restrictions or limitations imposed, by or a lack of liquidity in, certain countries and stock exchanges in which such securities trade, or may be delayed in purchasing or selling securities included in the Underlying Index. To the extent a Fund intends to engage principally in cash transactions for the creation and redemption of Shares, such practice will affect the Fund’s ability to match the return of its Underlying Index. In addition, tracking error may be created by the use of underlying ETFs or derivative instruments to track Underlying Index Components. In addition, tracking error may occur because of differences in timing of the accrual or the valuation of dividends or interest or tax gains or losses.

Merger Arbitrage Risks

The following risk applies to the IQ Merger Arbitrage ETF.

The principal risk associated with the Fund’s investments is that certain of the proposed takeover transactions in which the Fund invests may be renegotiated, terminated or involve a longer time frame than originally contemplated for business reasons or due to regulatory oversight or for other reasons, in each case which may negatively impact the Fund’s returns.

High Portfolio Turnover Risk

The following risk applies to the IQ Merger Arbitrage ETF.

The Fund’s investment strategy is likely to result in high portfolio turnover, which, in turn, may result in increased transaction costs to the Fund and lower total returns.

Non-Diversified Risk

The following risk applies to the IQ Merger Arbitrage ETF.

The Fund is a separate investment portfolio of the Trust, which is an open-end investment company registered under the 1940 Act. The Fund is classified as a “non-diversified” investment company under the 1940 Act. As a result, the Fund is subject to the risk that it will be more volatile than a diversified fund because the Fund may invest its assets in a smaller number of issuers or may invest larger proportions of its assets in a single industry within the industries that comprise its Underlying Index. As a result, the gains and losses on a single security may have a greater impact on a Fund’s NAV and may make the Fund more volatile than diversified funds.

Investment in Foreign Merger Transactions Risk

The following risk applies to the IQ Merger Arbitrage ETF.

Investments in foreign companies involved in pending mergers, takeovers and other corporate reorganizations may entail political, cultural, regulatory, legal and tax risks different from those associated with comparable transactions in the U.S. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability.

Global Resources Sector Risk

The following risk applies to the IQ Global Resources ETF.

Because the Fund’s investments are concentrated in the global resources sector, the value of its shares will be affected by factors specific to that sector and may fluctuate more widely than that of a fund which invests in a broad range of industries.

Short Sales Risk

The following risk applies to the IQ Merger Arbitrage ETF and IQ Global Resources ETF.

Short sales are transactions in which a Fund sells a security it does not own, or uses derivatives, such as futures or swaps, to effect short exposure to the security or securities index. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement. The price at such time may be higher or lower than the price at which the security was sold by the Fund. If the underlying security goes up in price during the period, the Fund will realize a loss on the transaction. Short positions introduce more risk to the Fund than long positions (purchases) because the maximum sustainable loss on a security purchased (held long) is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited downside potential.

Issuer Risk

The following risk applies to the IQ Merger Arbitrage ETF.

The performance of a Fund depends on the performance of individual securities to which the Fund has exposure. Any issuer of these securities may perform poorly, causing the value of its securities to decline. Poor performance may be caused by poor management decisions, competitive pressures, changes in technology, expiration of patent protection, disruptions in supply, labor problems or shortages, corporate restructurings, fraudulent disclosures, credit deterioration of the issuer or other factors. Issuers may, in times of distress or at their own discretion, decide to reduce or eliminate dividends, which may also cause their stock prices to decline. From time to time, a Fund may have exposure to a limited number of issuers. During such times, the Fund is more susceptible to the risk that an issuer’s securities may appreciate (for short positions) or depreciate (for long positions) in value because of changes in the financial conditions of, or events affecting, the issuer, such as increased demand for the issuer’s products or services or improved management performance.

Replication Management Risk

Unlike many investment companies, the Fund seeks to track its Underlying Index and is not “actively” managed. Therefore, it would not necessarily sell a security because the security’s issuer was in financial trouble unless that security is removed from (or was no longer useful in tracking a component of) the Underlying Index

Market Risk

The market price of investments owned by a Fund may go up or down, sometimes rapidly or unpredictably. Investments may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets.

Trading Price Risk

It is expected that the shares of each Fund (in each case, “Shares”) will be listed for trading on NYSE Arca and will be bought and sold in the Secondary Market at market prices. Although it is generally expected that the market price of the Shares of each Fund will approximate the respective Fund’s NAV, there may be times when the market price and the NAV vary significantly. Thus, you may pay more than NAV when you buy Shares of a Fund in the Secondary Market, and you may receive less than NAV when you sell those Shares in the Secondary Market. Similar to shares of other issuers listed on a stock exchange, Shares may be sold short and are therefore subject to the risk of increased volatility and price decreases associated with being sold short.

The market price of a Fund’s Shares during the trading day, like the price of any exchange-traded security, includes a “bid/ask” spread charged by the exchange specialist, market makers or other participants that trade the Shares. In times of severe market disruption, the bid/ask spread can increase significantly. At those times, Shares are most likely to be traded at a discount to NAV, and the discount is likely to be greatest when the price of Shares is falling fastest, which may be the time that you most want to sell your Shares.

The Advisor believes that, under normal market conditions, large market price discounts or premiums to NAV will not be sustained because of arbitrage opportunities, particularly through creations and redemptions by Authorized Participants dealing directly with the applicable Fund. While the creation/redemption feature is designed to make it more likely that a Fund’s Shares normally will trade on NYSE Arca at prices close to its next calculated NAV, exchange prices are not expected to correlate exactly with the Fund’s NAV due to timing reasons, supply and demand imbalances and other factors. In addition, disruptions to creations and redemptions, including disruptions at market makers, Authorized Participants, or other market participants, and during periods of significant market volatility, may result in trading prices for shares of the Fund that differ significantly from its NAV. Authorized Participants may be less willing to create or redeem Fund shares if there is a lack of an active market for such shares or its underlying investments, which may contribute to the Fund’s shares trading at a premium or discount to NAV.

Foreign Securities Risk

The following risk applies to the IQ Merger Arbitrage ETF and the IQ Global Resources ETF.

Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Foreign issuers are often subject to less stringent requirements regarding accounting, auditing, financial reporting and record keeping than are U.S. issuers, and therefore not all material information will be available. Securities exchanges or foreign governments may adopt rules or regulations that may negatively impact a Fund’s ability to invest in foreign securities or may prevent a Fund from repatriating its investments. In addition, a Fund may not receive shareholder communications or be permitted to vote the securities that it holds, as the issuers may be under no legal obligation to distribute them.

Mid and Small Capitalization Companies Risk

The following risk applies to the IQ Merger Arbitrage ETF and the IQ Global Resources ETF.

A Fund may invest in stocks of mid and small capitalization companies, which generally are more volatile, more vulnerable to adverse business and economic developments, and more thinly traded relative to those of larger companies.

Risk of Investing in Real Estate Instruments

A Fund may invest in REITs or Underlying ETPs tracking REIT performance. These instruments expose the Fund to real estate investment risks and to risks created by poor REIT management, adverse tax consequences and limited diversification among type and geographic location of properties.

Currency Risk

The following risk applies to the IQ Merger Arbitrage ETF and the IQ Global Resources ETF.

Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, Fund’s investments in foreign currency denominated securities may reduce the return of the Fund.

Equity Securities Risk

The value of equity securities held by a Fund may fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by the Fund participate or factors relating to specific companies in which the Fund invests. For example, an adverse event, such as an unfavorable earnings report, may depress the value of equity securities of an issuer held by a Fund; the price of common stock of an issuer may be particularly sensitive to general movements in the stock market; or a drop in the stock market may depress the price of most or all of the common stocks and other equity securities held by a Fund. In addition, common stock of an issuer in a Fund’s portfolio may decline in price if the issuer fails to make anticipated dividend payments because, among other reasons, the issuer of the security experiences a decline in its financial condition. Common stock is subordinated to preferred stocks, bonds and other debt instruments in a company’s capital structure, in terms of priority to corporate income, and therefore will be subject to greater dividend risk than preferred stocks or debt instruments of such issuers. In addition, while broad market measures of common stocks have historically generated higher average returns than fixed income securities, common stocks have also experienced significantly more volatility in those returns.

Fixed Income Securities Risk

The following risk applies to the IQ Real Return ETF.

The Fund may have significant exposure to the fixed income markets through its investment in certain ETFs, which, in turn, may subject the Fund to certain risks, including credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt. Interest rate risk refers to fluctuations in the value of a fixed-income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed-income securities go down. When the general level of interest rates goes down, the prices of most fixed-income securities go up.

The prices of fixed-income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed-income securities owned by the Fund would adversely affect the trading price of the Fund’s shares. This “market risk” is usually greater among fixed-income securities with longer maturities or durations.

Foreign Securities Valuation Risk

The following risk applies to the IQ Merger Arbitrage ETF and the IQ Global Resources ETF.

The value of the securities in the Fund’s portfolio may change on days when shareholders of the Fund will not be able to purchase or sell the Fund’s shares because foreign exchanges may be open on days when the Fund does not price its shares.

Risks of Underlying ETPs

The following risks apply to the IQ Real Return ETF.

Investments in a fund of funds are subject to the risks associated with an investment in the Underlying ETPs. In addition to the risks described above, the following risks should also be considered when making an investment in a fund of funds. See also the section on “Additional Risks” for other risk factors.

•	Call Risk. If interest rates fall, it is possible that issuers of callable securities with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, an Underlying ETP is likely to have to replace such called security with a lower yielding security. If that were to happen, it would decrease the Underlying ETP’s net investment income.
•	Commodities Risk. Certain Underlying ETPs have investment exposure to the commodities markets which may subject them to greater volatility than investments in traditional securities, such as stocks and bonds. The commodities markets may fluctuate widely based on a variety of factors. These include changes in overall market movements, domestic and foreign political and economic events and policies, war, acts of terrorism, changes in domestic or foreign interest rates and/or investor expectations concerning interest rates, domestic and foreign inflation rates and/or investor expectations concerning inflation rates and investment and trading activities of mutual funds, hedge funds and commodities funds. Prices of various commodities may also be affected by factors such as drought, floods, weather, livestock disease, embargoes, tariffs and other regulatory developments. Many of these factors are very unpredictable. The prices of commodities can also fluctuate widely due to supply and demand disruptions in major producing or consuming regions. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities. Because the performance of certain Underlying ETPs is linked to the performance of highly volatile commodities, investors should be willing to assume the risks of potentially significant fluctuations in the value of shares of the Underlying ETPs.
•	Counterparty Risk. Many of the protections afforded to participants on some organized exchanges, such as the performance guarantee of an exchange clearing house, are not available in connection with over-the-counter (“OTC”) derivatives transactions. In those instances, an Underlying ETP will be subject to the risk that its direct counterparty will not perform its obligations under the transactions and that the Underlying ETP will sustain losses.
•	Credit/Default Risk. Credit and default risk exists where an issuer or guarantor of fixed income securities (including ETNs) held by an Underlying ETP may default on its obligation to pay interest and repay principal. Lower rated securities typically present greater risk of default with high yield or “junk” bonds presenting the greatest risk.

•	Currency Risk. Investments directly in foreign (non-U.S.) currencies or in securities that trade in, and receive revenues in, foreign (non-U.S.) currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the U.S. or abroad. As a result, an Underlying ETP’s investments in foreign currency-denominated securities may reduce the return of the Underlying ETP.
•	Derivatives Risk. A derivative is a financial contract, the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. Certain Underlying ETPs may invest in certain types of derivatives contracts, including futures, options and swaps. Derivatives are subject to a number of risks based on the structure of the underlying instrument and the counterparty to the derivatives transaction. These risks include leveraging risk, liquidity risk, interest rate risk, market risk, credit risk, counterparty risk and management risk.
•	Emerging Market Securities Risk. Securities of issuers based in countries with developing economies (emerging markets) may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed foreign countries. Emerging markets are subject to greater market volatility, lower trading volume, political and economic instability, uncertainty regarding the existence of trading markets and more governmental limitations on foreign investment than more developed markets. In addition, securities in emerging markets may be subject to greater price fluctuations than securities in more developed markets. Emerging Markets often have less uniformity in accounting and reporting requirements, less reliable securities valuations and greater risk associated with the custody of securities than developed markets. Securities law in many emerging markets countries is relatively new and unsettled. Therefore, laws regarding foreign investment in emerging market securities, securities regulation, title to securities, and shareholder rights may change quickly and unpredictably. In addition, the enforcement of systems of taxation at federal, regional and local levels in emerging market countries may be inconsistent, and subject to sudden change.
•	Equity Securities Risk. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.
•	Fixed Income Securities Risk. All fixed income securities are subject to two types of risk: credit risk and interest rate risk. Credit risk refers to the possibility that the issuer of a security will be unable to make interest payments and/or repay the principal on its debt.
Interest rate risk refers to fluctuations in the value of a fixed income security resulting from changes in the general level of interest rates. When the general level of interest rates goes up, the prices of most fixed income securities go down. When the general level of interest rates goes down, the prices of most fixed income securities go up.
The prices of fixed income securities tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the fixed income securities owned or issued by an Underlying ETP would adversely affect the trading price of the Underlying ETP’s shares. This “market risk” is usually greater among fixed income securities with longer maturities or durations.
•	Floating Rate Loans Risk. Floating rate loans incur some of the same risks as other debt securities, such as prepayment risk, credit risk, interest rate risk and risk found with high-yield securities. Floating rate loans are subject to the risk that the scheduled interest or principal payments will not be paid. Lower-quality loans (those of less than investment grade quality) involve greater risk of default on interest and principal payments than higher quality loans. In the event that a non-payment occurs, the value of that obligation likely will decline. Generally, the lower the rating category, the more risky the investment. Floating rate loans are often issued in connection with a financing or corporate action (such as leveraged buyout loans, leveraged recapitalizations and other types of acquisition financing). In such highly leveraged transactions, the borrower assumes large amounts of debt in order to have the financial resources to attempt to achieve its business objectives. As such, floating rate loans are usually part of highly leveraged transactions and involve a significant risk that the borrower may default or go into bankruptcy. In times of unusual or adverse market, economic or political conditions, floating rate loans may experience higher than normal default rates.
•	Foreign Securities Risk. When an Underlying ETP invests in foreign markets, it will be subject to risk of loss not typically associated with domestic markets. Loss may result because of less foreign government regulation, less public information and less economic, political and social stability. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions. The Underlying ETP will also be subject to the risk of negative foreign currency rate fluctuations. Foreign risks will normally be greater when the Underlying ETP invests in emerging markets.
•	Foreign Securities Valuation Risk. Because foreign exchanges may be open on days when an Underlying ETP does not price its shares, the value of the securities in the Underlying ETP’s portfolio may change on days when shareholders, such as the Funds, will not be able to purchase or sell the Underlying ETP’s shares.
•	High Yield Securities Risk. High yield securities generally offer a higher current yield than that available from higher grade issues, but typically involve greater risk. Securities rated below investment grade are commonly referred to as “junk bonds.” The ability of issuers of high yield securities to make timely payments of interest and principal may be adversely impacted by adverse changes in general economic conditions, changes in the financial condition of their issuers and price fluctuations in response to changes in interest rates. Periods of economic downturn or rising interest rates may cause the issuers of high yield securities to experience financial distress, which could adversely impact their ability to make timely payments of principal and interest and increases the possibility of default. The market value and liquidity of high yield securities may be negatively impacted by adverse publicity and investor perceptions, whether or not based on fundamental analysis, especially in a market characterized by a low volume of trading.
•	Index Risk. Since the Underlying Indexes are not subject to the diversification requirements to which the Funds must adhere, the Funds may be required to deviate their investments from the securities and relative weightings of the Underlying Indexes. The Funds may not invest in certain securities included in the Underlying Indexes due to liquidity constraints. Liquidity constraints may delay the Funds’ purchase or sale of securities included in the Underlying Indexes. For tax efficiency purposes, the Funds may sell certain securities to realize losses, causing it to deviate from the Underlying Indexes. An Underlying ETP may not be fully invested at times, either as a result of cash flows into the Underlying ETP or reserves of cash held by the Underlying ETP to meet redemptions and expenses. If an Underlying ETP utilizes a sampling approach or futures or other derivative positions, its return may not correlate as well with the return on its underlying index, as would be the case if it purchased all of the stocks in its underlying index with the same weightings as the underlying index.
•	Leverage Risk. Leverage, including borrowing, may cause an Underlying ETP to be more volatile by magnifying the Underlying ETP’s gains or losses than if the Underlying ETP had not been leveraged. The use of leverage may cause the Underlying ETP to liquidate portfolio positions when it may not be advantageous to do so to satisfy its obligations or to meet segregation requirements.
•	Liquidity Risk. Liquidity risk exists when particular investments are difficult to purchase or sell. If an Underlying ETP invests in illiquid securities or securities that become illiquid, it may reduce the returns of the Underlying ETP because the Underlying ETP may be unable to sell the illiquid securities at an advantageous time or price.
•	Market Risk. The market price of Underlying ETPs owned by a Fund may go up or down, sometimes rapidly or unpredictably. Underlying ETPs may decline in value due to factors affecting securities markets generally or particular industries represented in the securities markets. Overall Underlying ETP values could decline generally or could underperform other investments.
•	Market Trading Risk. An investment in an Underlying ETP involves risks similar to those of investing in any fund of equity securities, fixed income securities and/or commodities traded on an exchange. You should anticipate that the value of the Shares will decline, more or less, in correlation with any decline in value of the Underlying ETPs.

•	Mortgage-Backed Securities Risk. Mortgage-backed securities represent a participation interest in a pool of residential mortgage loans originated by governmental or private lenders such as banks. They differ from conventional debt securities, which provide for periodic payment of interest in fixed amounts and principal payments at maturity or on specified call dates. Mortgage pass-through securities provide for monthly payments that are a “pass-through” of the monthly interest and principal payments made by the individual borrowers on the pooled mortgage loans. Mortgage pass-through securities may be collateralized by mortgages with fixed rates of interest or adjustable rates.
Mortgage-backed securities have different risk characteristics than traditional debt securities. Although generally the value of fixed income securities increases during periods of falling interest rates and decreases during periods of rising rates, this is not always the case with mortgage-backed securities. This is due to the fact that principal on underlying mortgages may be prepaid at any time as well as other factors. Generally, prepayments will increase during a period of falling interest rates and decrease during a period of rising interest rates. The rate of prepayments also may be influenced by economic and other factors. Prepayment risk includes the possibility that, as interest rates fall, securities with stated interest rates may have the principal prepaid earlier than expected, requiring an Underlying ETP to invest the proceeds at generally lower interest rates. Certain mortgage-backed securities may be more volatile and less liquid than other traditional types of debt securities.
•	Real Estate Securities Risk. Certain Underlying ETPs may concentrate their investments in the real estate sector. Adverse economic, business or political developments affecting real estate could have a major effect on the value of the investments of those Underlying ETPs. Investing in real estate securities (which include REITs) may subject Underlying ETPs to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of the Underlying ETP’s investments in real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are dependent upon specialized management skills, have limited diversification and are, therefore, subject to risks inherent in operating and financing a limited number of projects. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, REITs are subject to the possibility of failing to qualify for tax free pass-through of income under the Internal Revenue Code of 1986, as amended (the “Code”) and maintaining exemption from the registration requirements of the 1940 Act.
•	Replication Management Risk. Unlike many investment companies, the Underlying ETPs are generally not “actively” managed. Therefore, they would not necessarily sell a stock or bond because the stock’s or bond’s issuer was in financial trouble unless that stock or bond is removed from its underlying index.
•	Small Capitalization Companies Risk. Stock prices of small capitalization companies may be more volatile than those of larger companies. Stock prices of small capitalization companies are also more vulnerable than those of large capitalization companies to adverse business and economic developments, and the stocks of small capitalization companies may be thinly traded, making it difficult to buy and sell them. In addition, small capitalization companies are typically less stable financially than large capitalization companies and may depend on a small number of key personnel, making them more vulnerable to loss of personnel. Small capitalization companies also generally have less diverse product lines than large capitalization companies and are more susceptible to adverse developments related to their products.
•	Tracking Error Risk. An Underlying ETP’s performance may not match its underlying index during any period of time. Although each Underlying ETP attempts to track the performance of its underlying index, the Underlying ETP may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to management risk, liquidity risk and new fund risk, as well as Underlying ETP expenses, which the underlying index does not incur. Additionally, the historical performance data of each underlying index is not predictive of future results.
•	Zero Coupon Securities Risk. The interest earned on zero coupon securities is, implicitly, automatically compounded and paid out at maturity. While such compounding at a constant rate eliminates the risk of receiving lower yields upon reinvestment of interest if prevailing interest rates decline, the owner of a zero coupon security will be unable to participate in higher yields upon reinvestment of interest received if prevailing interest rates rise. For this reason, zero coupon securities are subject to substantially greater market price fluctuations during periods of changing prevailing interest rates than are comparable debt securities which make current distributions of interest. Current federal tax law requires that a holder of a zero coupon security accrue a portion of the discount at which the security was purchased as income each year even though Underlying ETPs receive no interest payments in cash on the security during the year.

U.S. Tax Risks

To qualify for the favorable U.S. federal income tax treatment accorded to regulated investment companies, each Fund must satisfy certain income, asset diversification, and distribution requirements. If, for any taxable year, a Fund does not qualify as a regulated investment company, all of its taxable income (including its net capital gain) for that year would be subject to tax at regular corporate rates without any deduction for distributions to its shareholders, and such distributions would be taxable to its shareholders as dividend income to the extent of the Fund’s current and accumulated earnings and profits.

The tax treatment of certain derivatives is unclear for purposes of determining a Fund’s tax status. In addition, a Fund’s transactions in derivatives may result in the Fund realizing more short-term capital gains and ordinary income that are subject to higher ordinary income tax rates than if it did not engage in such transactions.

Additional Risks

Trading Issues

Trading in Shares on the NYSE Arca may be halted due to market conditions or for reasons that, in the view of the NYSE Arca, make trading in Shares inadvisable. In addition, trading in Shares on the NYSE Arca is subject to trading halts caused by extraordinary market volatility pursuant to the NYSE Arca “circuit breaker” rules. There can be no assurance that the requirements of the NYSE Arca necessary to maintain the listing of a Fund will continue to be met or will remain unchanged. Foreign exchanges may be open on days when Shares are not priced, and therefore, the value of the securities in a Fund’s portfolio may change on days when shareholders will not be able to purchase or sell Shares.

Industry Concentration Risk

A Fund will not invest 25% or more of the value of the Fund’s total assets in the securities of one or more issuers conducting their principal business activities in the same industry or group of industries; except that, to the extent that the Underlying Index is concentrated in a particular industry, the Fund also will be concentrated in that industry. The risk of concentrating Fund investments in a limited number of issuers conducting business in the same industry or group of industries will subject the Fund to a greater risk of loss as a result of adverse economic, business or other developments than if its investments were diversified across different industry sectors.

Authorized Participant Concentration Risk

Only an Authorized Participant may engage in creation or redemption transactions directly with a Fund. Each Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). To the extent that Authorized Participants exit the business or are unable to proceed with creation and/or redemption orders with respect to a Fund and no other Authorized Participant is able to step forward to create or redeem Creation Units, Fund Shares may be more likely to trade at a premium or discount to NAV and possibly face trading halts and/or delisting. The Authorized Participant concentration risk may be heightened for ETFs that invest in non-U.S. securities because such non-U.S. securities often involve greater settlement and operational issues for Authorized Participants that may limit the availability of Authorized Participants.

Fluctuation of Net Asset Value

The NAV of a Fund’s Shares will generally fluctuate with changes in the market value of the Fund’s holdings. The market prices of the Shares will generally fluctuate in accordance with changes in NAV as well as the relative supply of and demand for the Shares on the NYSE. The Advisor cannot predict whether the Shares will trade below, at or above their NAV. Price differences may be due, in large part, to the fact that supply and demand forces at work in the secondary trading market for the Shares will be closely related to, but not identical to, the same forces influencing the prices of the securities of a Fund’s Underlying Index trading individually or in the aggregate at any point in time. If an investor purchases Shares at a time when the market price is at a premium to the NAV of the Shares or sells at a time when the market price is at a discount to the NAV of the Shares, then the investor may sustain losses. However, given that the Shares can be purchased and redeemed in Creation Units (unlike shares of closed-end funds, which frequently trade at appreciable discounts from, and sometimes at premiums to, their NAV), the Advisor believes that large discounts or premiums to the NAV of the Shares should not be sustained.

Securities Lending

Although each Fund will receive collateral in connection with all loans of its securities holdings, a Fund would be exposed to a risk of loss should a borrower default on its obligation to return the borrowed securities (e.g., the loaned securities may have appreciated beyond the value of the collateral held by the Fund). In addition, a Fund will bear the risk of loss of any cash collateral that it invests. These events could also trigger adverse tax consequences for the Fund.

Shares are not Individually Redeemable

Shares may be redeemed by the Funds only in large blocks known as “Creation Units” which are expected to be worth in excess of one million dollars each. The Trust may not redeem Shares in fractional Creation Units. Only certain large institutions that enter into agreements with the Distributor are authorized to transact in Creation Units with the Funds. These entities are referred to as “Authorized Participants.” All other persons or entities transacting in Shares must do so in the Secondary Market.

Absence of Prior Active Market

Although Shares are approved for listing and have been trading on the NYSE Arca, there can be no assurance that an active trading market will continue to develop and be maintained for the Shares. There can be no assurance that a Fund will grow to or maintain an economically viable size, in which case the Fund may experience greater tracking error to its Underlying Index than it otherwise would at higher asset levels or the Fund may ultimately liquidate.

Please refer to the SAI for a more complete discussion of the risks of investing in Shares.

Continuous Offering

The method by which Creation Units are purchased and traded may raise certain issues under applicable securities laws. Because new Creation Units are issued and sold by the Funds on an ongoing basis, at any point a “distribution,” as such term is used in the Securities Act, may occur. Broker-dealers and other persons are cautioned that some activities on their part may, depending on the circumstances, result in their being deemed participants in a distribution in a manner which could render them statutory underwriters and subject them to the prospectus delivery and liability provisions of the Securities Act. For example, a broker-dealer firm or its client may be deemed a statutory underwriter if it takes Creation Units after placing an order with the Distributor, breaks them down into individual Shares, and sells such Shares directly to customers, or if it chooses to couple the creation of a supply of new Shares with an active selling effort involving solicitation of Secondary Market demand for Shares. A determination of whether one is an underwriter for purposes of the Securities Act must take into account all the facts and circumstances pertaining to the activities of the broker-dealer or its client in the particular case, and the examples mentioned above should not be considered a complete description of all the activities that could lead to categorization as an underwriter.

Broker-dealer firms should also note that dealers who are not “underwriters” but are effecting transactions in Shares, whether or not participating in the distribution of Shares, are generally required to deliver a prospectus. This is because the prospectus delivery exemption in Section 4(3) of the Securities Act is not available with respect to such transactions as a result of Section 24(d) of the 1940 Act. As a result, broker dealer-firms should note that dealers who are not underwriters but are participating in a distribution (as contrasted with ordinary Secondary Market transactions) and thus dealing with Shares that are part of an over-allotment within the meaning of Section 4(3)(a) of the Securities Act would be unable to take advantage of the prospectus delivery exemption provided by Section 4(3) of the Securities Act. Firms that incur a prospectus delivery obligation with respect to Shares of a Fund are reminded that under Rule 153 of the Securities Act, a prospectus delivery obligation under Section 5(b)(2) of the Securities Act owed to an exchange member in connection with a sale on the NYSE Arca is satisfied by the fact that such Fund’s prospectus is available at the NYSE Arca upon request. The prospectus delivery mechanism provided in Rule 153 is only available with respect to transactions on an exchange.

Creation and Redemption of Creation Units

The Funds issue and redeem Shares only in bundles of a specified number of Shares. These bundles are known as “Creation Units.” For each Fund, a Creation Unit is comprised of 50,000 Shares. The number of Shares in a Creation Unit will not change, except in the event of a share split, reverse split or similar revaluation. The Funds may not issue fractional Creation Units. To purchase or redeem a Creation Unit, you must be an Authorized Participant or you must do so through a broker, dealer, bank or other entity that is an Authorized Participant. An Authorized Participant is either (1) a “Participating Party,” i.e., a broker-dealer or other participant in the clearing process of the Continuous Net Settlement System of the NSCC (the “Clearing Process”), or (2) a participant of DTC (a “DTC Participant”), and, in each case, must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (a “Participation Agreement”). Because Creation Units cost over one million dollars each, it is expected that only large institutional investors will purchase and redeem Shares directly from the Funds in the form of Creation Units. In turn, it is expected that institutional investors who purchase Creation Units will break up their Creation Units and offer and sell individual Shares in the Secondary Market.

Retail investors may acquire Shares in the Secondary Market (not from the Funds) through a broker or dealer. Shares are listed on the NYSE Arca and are publicly traded. For information about acquiring Shares in the Secondary Market, please contact your broker or dealer. If you want to sell Shares in the Secondary Market, you must do so through your broker or dealer.

When you buy or sell Shares in the Secondary Market, your broker or dealer may charge you a commission, market premium or discount or other transaction charge, and you may pay some or all of the spread between the bid and the offered price for each purchase or sale transaction. Unless imposed by your broker or dealer, there is no minimum dollar amount you must invest and no minimum number of Shares you must buy in the Secondary Market. In addition, because transactions in the Secondary Market occur at market prices, you may pay more than NAV when you buy Shares and receive less than NAV when you sell those Shares.

The creation and redemption processes discussed above are summarized, and such summary only applies to shareholders who purchase or redeem Creation Units (they do not relate to shareholders who purchase or sell Shares in the Secondary Market). Authorized Participants should refer to their Participant Agreements for the precise instructions that must be followed in order to create or redeem Creation Units.

Buying and Selling Shares in the Secondary Market

Most investors will buy and sell Shares of each Fund in Secondary Market transactions through brokers. Shares of each Fund will be listed for trading on the Secondary Market on the NYSE Arca. Shares can be bought and sold throughout the trading day like other publicly-traded shares. There is no minimum investment. Although Shares are generally purchased and sold in “round lots” of 100 Shares, brokerage firms typically permit investors to purchase or sell Shares in smaller “odd lots” at no per-Share price differential. When buying or selling Shares through a broker, you will incur customary brokerage commissions and charges, and you may pay some or all of the spread between the bid and the offered price in the Secondary Market on each leg of a round trip (purchase and sale) transaction.

Share prices are reported in dollars and cents per Share. For information about buying and selling Shares in the Secondary Market, please contact your broker or dealer.

Book Entry

Shares of each Fund are held in book-entry form and no stock certificates are issued. DTC, through its nominee Cede & Co., is the record owner of all outstanding Shares.

Investors owning Shares are beneficial owners as shown on the records of DTC or its participants. DTC serves as the securities depository for all Shares. Participants in DTC include securities brokers and dealers, banks, trust companies, clearing corporations and other institutions that directly or indirectly maintain a custodial relationship with DTC. As a beneficial owner of Shares, you are not entitled to receive physical delivery of stock certificates or to have Shares registered in your name, and you are not considered a registered owner of Shares. Therefore, to exercise any right as an owner of Shares, you must rely upon the procedures of DTC and its participants.

These procedures are the same as those that apply to any securities that you hold in book entry or “street name” form for any publicly-traded company. Specifically, in the case of a shareholder meeting of a Fund, DTC assigns applicable Cede & Co. voting rights to its participants that have Shares credited to their accounts on the record date, issues an omnibus proxy and forwards the omnibus proxy to the Fund. The omnibus proxy transfers the voting authority from Cede & Co. to the DTC participant. This gives the DTC participant through whom you own Shares (namely, your broker, dealer, bank, trust company or other nominee) authority to vote the shares, and, in turn, the DTC participant is obligated to follow the voting instructions you provide.

Management

The Board of Trustees of the Trust is responsible for the general supervision of the Funds. The Board of Trustees appoints officers who are responsible for the day-to-day operations of the Funds.

Investment Advisor

The Advisor has been registered as an investment advisor with the SEC since August 2007 and is a wholly-owned indirect subsidiary of New York Life Investment Management Holdings LLC. The Advisor’s principal office is at 800 Westchester Avenue, Suite S-710, Rye Brook, New York 10573. As of June 30, 2016, the Advisor had approximately $2.0 billion in assets under management.

The Advisor has overall responsibility for the general management and administration of the Trust. The Advisor provides an investment program for the Funds. The Advisor has arranged for custody, fund administration, transfer agency and all other non-distribution related services necessary for the Funds to operate.

As compensation for its services and its assumption of certain expenses, each Fund pays the Advisor a management fee equal to a percentage of a Fund’s average daily net assets that is calculated daily and paid monthly, as follows:

Fund Name	Management Fee
IQ Real Return ETF	0.48%
IQ Merger Arbitrage ETF	0.75%
IQ Global Resources ETF	0.75%

The Advisor may voluntarily waive any portion of its advisory fee from time to time, and may discontinue or modify any such voluntary limitations in the future at its discretion.

The Advisor serves as advisor to each Fund pursuant to an Investment Advisory Agreement (the “Advisory Agreement”). The Advisory Agreement was approved by the Independent Trustees of the Trust at its annual meeting. The basis for the Board of Trustees’ approval of the Advisory Agreement is available in the Trust’s Annual Report for the period ended April 30, 2016.

Under the Advisory Agreement, the Advisor agrees to pay all expenses of the Trust, except brokerage and other transaction expenses; extraordinary legal fees or expenses, such as those for litigation or arbitration; compensation and expenses of the Independent Trustees, counsel to the Independent Trustees, and the Trust’s chief compliance officer; extraordinary expenses; distribution fees and expenses paid by the Trust under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act; and the advisory fee payable to the Advisor hereunder.

The Advisor and its affiliates deal, trade and invest for their own accounts in the types of securities in which the Funds also may invest. The Advisor does not use inside information in making investment decisions on behalf of the Funds.

Portfolio Management

The Advisor acts as advisor to the Funds and is responsible for managing the investment portfolios of the Funds and will direct the purchase and sale of the Funds’ investment securities. The Advisor utilizes a team of investment professionals acting together to manage the assets of the Funds. The team meets regularly to review portfolio holdings and to discuss purchase and sale activity. The team adjusts holdings in the portfolio as they deem appropriate in the pursuit of each Fund’s investment objective. For these services, the Advisor is paid a monthly fee by the Funds.

The portfolio managers who are currently responsible for the day-to-day management of the Funds’ portfolios are Paul (Teddy) Fusaro and Greg Barrato.

Teddy Fusaro has been Senior Vice President of the Advisor and portfolio manager of the Funds since August 2013, at which time he joined the Advisor. Prior to joining the Advisor, Mr. Fusaro served as Vice President, Trader and Portfolio Manager at Rafferty Asset Management LLC from 2009 to 2013 and as Analyst at Goldman Sachs & Co. from 2007 to 2009. Mr. Fusaro is a 2007 graduate from Providence College.

Greg Barrato joined the Advisor as Vice President in November 2010 and has been Senior Vice President of the Advisor since August 2013 and portfolio manager of the Funds since February 2011. Prior to joining the Advisor, Mr. Barrato served as Head Global Equity Trader and Trader at Lucerne Capital Management, LLC from 2008 to 2010 and as Assistant Trader and Operations Manager at ReachCapital Management, LP from 2004 to 2008. Mr. Barrato is a 2002 graduate from the University of Connecticut.

For more information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities in the Funds, see the SAI.

Other Service Providers

Index Provider

IndexIQ is the index provider for the Funds. IndexIQ is in the business of developing and maintaining financial indexes, including the Underlying Indexes. Presently, IndexIQ has developed and is maintaining a number of indexes in addition to the Underlying Indexes, of which 17 are currently being used by registered investment companies. IndexIQ has entered into an index licensing agreement (the “Licensing Agreement”) with the Advisor to allow the Advisor’s use of the Underlying Indexes for the operation of the Funds. The Advisor pays licensing fees to IndexIQ from the Advisor’s management fees or other resources. The Advisor has, in turn, entered into a sub-licensing agreement (the “Sub-Licensing Agreement”) with the Trust to allow the Funds to utilize the Underlying Indexes. The Funds pay no fees to IndexIQ or the Advisor under the Sub-Licensing Agreement.

Fund Administrator, Custodian, Transfer Agent and Securities Lending Agent

The Bank of New York Mellon (“BNY Mellon”), located at 101 Barclay Street, New York, New York 10286, serves as the Funds’ Administrator, Custodian, Transfer Agent and Securities Lending Agent. BNY Mellon is the principal operating subsidiary of The Bank of New York Mellon Corporation.

Distributor

ALPS Distributors, Inc. (“ALPS”), 1290 Broadway, Suite 1100, Denver, Colorado 80203, serves as the Distributor of Creation Units for the Funds on an agency basis. The Distributor does not maintain a Secondary Market in Shares. NYLIFE Distributors LLC has entered into a Services Agreement with ALPS to distribute the Funds.

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP, located at PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017, serves as the independent registered public accounting firm for the Trust.

Legal Counsel

Kaye Scholer LLP, 250 West 55th Street, New York, New York 10019, serves as counsel to the Trust and the Funds.

Frequent Trading

The Trust’s Board of Trustees has not adopted policies and procedures with respect to frequent purchases and redemptions of Fund Shares by Fund shareholders (“market timing”). In determining not to adopt market timing policies and procedures, the Board noted that the Funds are expected to be attractive to active institutional and retail investors interested in buying and selling Fund Shares on a short-term basis. In addition, the Board considered that, unlike traditional mutual funds, a Fund’s Shares can only be purchased and redeemed directly from the Fund in Creation Units by Authorized Participants, and that the vast majority of trading in a Fund’s Shares occurs on the Secondary Market. Because Secondary Market trades do not involve a Fund directly, it is unlikely those trades would cause many of the harmful effects of market timing, including dilution, disruption of portfolio management, increases in a Fund’s trading costs and the realization of capital gains. With respect to trades directly with the Funds, to the extent effected in-kind (namely, for securities), those trades do not cause any of the harmful effects that may result from frequent cash trades. To the extent trades are effected in whole or in part in cash, the Board noted that those trades could result in dilution to a Fund and increased transaction costs (a Fund may impose higher transaction fees to offset these increased costs), which could negatively impact the Fund’s ability to achieve its investment objective. However, the Board noted that direct trading on a short-term basis by Authorized Participants is critical to ensuring that a Fund’s Shares trade at or close to NAV. Given this structure, the Board determined that it is not necessary to adopt market timing policies and procedures. Each Fund reserves the right to reject any purchase order at any time and reserves the right to impose restrictions on disruptive or excessive trading in Creation Units.

The Board of Trustees has instructed the officers of the Trust to review reports of purchases and redemptions of Creation Units on a regular basis to determine if there is any unusual trading in the Funds. The officers of the Trust will report to the Board any such unusual trading in Creation Units that is disruptive to the Funds. In such event, the Board may reconsider its decision not to adopt market timing policies and procedures.

Distribution and Service Plan

The Board of Trustees of the Trust has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with its Rule 12b-1 plan, each Fund is authorized to pay an amount up to 0.10% of its average daily net assets each year to finance activities primarily intended to result in the sale of Creation Units of each Fund or the provision of investor services. No Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of the respective Fund’s assets, and over time these fees will increase the cost of your investment and they may cost you more than certain other types of sales charges.

The Advisor and its affiliates may, out of their own resources, pay amounts (“Payments”) to third parties for distribution or marketing services on behalf of the Funds. The making of these payments could create a conflict of interest for a financial intermediary receiving such payments. The Advisor may make Payments for such third parties to organize or participate in activities that are designed to make registered representatives, other professionals and individual investors more knowledgeable about ETFs, including ETFs advised by the Advisor, or for other activities, such as participation in marketing activities and presentations, educational training programs, conferences, the development of technology platforms and reporting systems (“Education Costs”). The Advisor also may make Payments to third parties to help defray costs typically covered by a trading commission, such as certain printing, publishing and mailing costs or materials relating to the marketing of services related to exchange-traded products (such as commission-free trading platforms) or exchange-traded products in general (“Administrative Costs”). As of the date of this Prospectus, the Advisor has agreed to make Payments to Charles Schwab & Co., Inc. (“Charles Schwab”) for the services described above, including Education Costs and Administrative Costs. The Advisor has agreed to make payments to Charles Schwab based on an annual fee for its services, as well as based on the average daily assets held by Charles Schwab customers in certain ETFs advised by the Advisor.

Determination of Net Asset Value (NAV)

The NAV of the Shares for a Fund is equal to the Fund’s total assets minus its total liabilities divided by the total number of Fund Shares outstanding. Interest and investment income on a Fund’s assets accrue daily and are included in the Fund’s total assets. Expenses and fees (including investment advisory, management, administration and distribution fees, if any) accrue daily and are included in the applicable Fund’s total liabilities. The NAV that is published is rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV is calculated to eight decimal places. The NAV is calculated by the Administrator and Custodian and determined each Business Day as of the close of regular trading on the NYSE Arca (ordinarily 4:00 p.m. New York time).

In calculating NAV, each Fund’s investments are valued using market quotations when available. Equity securities are generally valued at the closing price of the security on the security’s primary exchange. The primary exchanges for a Fund’s foreign equity securities may close for trading at various times prior to close of regular trading on the NYSE Arca, and the value of such securities used in computing the Fund’s NAV are generally determined as of such times. A Fund’s foreign securities may trade on weekends or other days when Fund Shares do not trade. Consequently the value of portfolio securities of a Fund may change on days when Shares of the Fund cannot be purchased or sold.

When market quotations are not readily available or are deemed unreliable or not representative of an investment’s fair value, investments are valued using fair value pricing as determined in good faith by the Advisor under procedures established by and under the general supervision and responsibility of the Trust’s Board of Trustees. Investments that may be valued using fair value pricing include, but are not limited to: (1) securities that are not actively traded, including “restricted” securities and securities received in private placements for which there is no public market; (2) securities of an issuer that becomes bankrupt or enters into a restructuring; (3) securities whose trading has been halted or suspended; and (4) foreign securities traded on exchanges that close before each Fund’s NAV is calculated.

The frequency with which the Funds’ investments are valued using fair value pricing is primarily a function of the types of securities and other assets in which the respective Fund invests pursuant to its investment objective, strategies and limitations. If the Funds invest in other open-end management investment companies registered under the 1940 Act, they may rely on the net asset values of those companies to value the shares they hold of them. Those companies may also use fair value pricing under some circumstances.

Valuing each Fund’s investments using fair value pricing results in using prices for those investments that may differ from current market valuations. Accordingly, fair value pricing could result in a difference between the prices used to calculate NAV and the prices used to determine each Fund’s Indicative Intra-Day Value (“IIV”), which could result in the market prices for Shares deviating from NAV.

Indicative Intra-Day Value

The approximate value of each Fund’s investments on a per-Share basis, the IIV is disseminated by the NYSE Arca every 15 seconds during hours of trading on the NYSE Arca. The IIV should not be viewed as a “real-time” update of NAV because the IIV may not be calculated in the same manner as NAV, which is computed once per day.

An independent third party calculator calculates the IIV for each Fund during hours of trading on the NYSE Arca by dividing the “Estimated Fund Value” as of the time of the calculation by the total number of outstanding Shares of that Fund. “Estimated Fund Value” is the sum of the estimated amount of cash held in a Fund’s portfolio, the estimated amount of accrued interest owed to the Fund and the estimated value of the securities held in the Fund’s portfolio, minus the estimated amount of the Fund’s liabilities. The IIV will be calculated based on the same portfolio holdings disclosed on the Trust’s website.

The Funds provide the independent third party calculator with information to calculate the IIV, but the Funds are not involved in the actual calculation of the IIV and are not responsible for the calculation or dissemination of the IIV. The Funds make no warranty as to the accuracy of the IIV.

Dividends, Distributions and Taxes

Net Investment Income and Capital Gains

As a Fund shareholder, you are entitled to your share of the Fund’s distributions of net investment income and net realized capital gains on its investments. The Funds pay out substantially all of their net earnings to their shareholders as “distributions.”

The Funds typically earn income dividends from stocks and interest from debt securities. These amounts, net of expenses, typically are passed along to Fund shareholders as dividends from net investment income. The Funds realize capital gains or losses whenever they sell securities. Net capital gains typically are passed along to shareholders as “capital gain distributions.”

Net investment income and net capital gains typically are distributed to shareholders at least annually. Dividends may be declared and paid more frequently to improve index tracking or to comply with the distribution requirements of the U.S. Internal Revenue Code of 1986, as amended. In addition, the Funds may decide to distribute at least annually amounts representing the full dividend yield net of expenses on the underlying investment securities, as if the Funds owned the underlying investment securities for the entire dividend period, in which case some portion of each distribution may result in a return of capital. You will be notified regarding the portion of a distribution that represents a return of capital.

Distributions in cash may be reinvested automatically in additional Shares of a Fund only if the broker through which you purchased Shares makes such option available. Distributions which are reinvested nevertheless will be subject to U.S. federal income tax to the same extent as if such distributions had not been reinvested.

U.S. Federal Income Taxation

The following is a summary of certain U.S. federal income tax considerations applicable to an investment in Shares of a Fund. The summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), U.S. Treasury Department regulations promulgated thereunder, and judicial and administrative interpretations thereof, all as in effect on the date of this Prospectus and all of which are subject to change, possibly with retroactive effect. In addition, this summary assumes that a Fund shareholder holds Shares as capital assets within the meaning of the Code and does not hold Shares in connection with a trade or business. This summary does not address all potential U.S. federal income tax considerations possibly applicable to an investment in Shares of a Fund, and does not address the consequences to Fund shareholders subject to special tax rules, including, but not limited to, partnerships and the partners therein, tax-exempt shareholders, those who hold Fund Shares through an IRA, 401(k) plan or other tax-advantaged account, and, except to the extent discussed below, “non-U.S. shareholders” (as defined below). This discussion does not discuss any aspect of U.S. state, local, estate, gift or non-U.S. tax law. Furthermore, this discussion is not intended or written to be legal or tax advice to any shareholder in a Fund or other person and is not intended or written to be used or relied on, and cannot be used or relied on, by any such person for the purpose of avoiding any U.S. federal tax penalties that may be imposed on such person. Prospective Fund shareholders are urged to consult their own tax advisors with respect to the specific U.S. federal, state and local, and non-U.S., tax consequences of investing in Shares, based on their particular circumstances.

The Funds have not requested and will not request an advance ruling from the U.S. Internal Revenue Service (the “IRS”) as to the U.S. federal income tax matters described below. The IRS could adopt positions contrary to those discussed below and such positions could be sustained. Prospective investors should consult their own tax advisors with regard to the U.S. federal tax consequences of the purchase, ownership or disposition of Shares, as well as the tax consequences arising under the laws of any state, non-U.S. country or other taxing jurisdiction.

Tax Treatment of a Fund

Each Fund intends to qualify and elect to be treated as a separate “regulated investment company” (a “RIC”) under the Code. To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its “investment company taxable income” (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any.

As a RIC, a Fund generally will not be required to pay corporate-level U.S. federal income taxes on any ordinary income or capital gains that it distributes to its shareholders. If a Fund fails to qualify as a RIC for any year (subject to certain curative measures allowed by the Code), the Fund will be subject to regular corporate-level U.S. federal income tax in that year on all of its taxable income, regardless of whether the Fund makes any distributions to its shareholders. In addition, in such case, distributions will be taxable to a Fund’s shareholders generally as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. The remainder of this discussion assumes that the Funds will qualify for the special tax treatment accorded to RICs.

A Fund will be subject to a 4% excise tax on certain undistributed income if the Fund does not distribute to its shareholders in each calendar year at least 98% of its ordinary income for the calendar year, 98.2% of its capital gain net income for the twelve months ended October 31 of such year, plus 100% of any undistributed amounts from prior years. For these purposes, a Fund will be treated as having distributed any amount on which it has been subject to U.S. corporate income tax for the taxable year ending within the calendar year. Each Fund intends to make distributions necessary to avoid this 4% excise tax, although there can be no assurance that it will be able to do so.

A Fund may be required to recognize taxable income in advance of receiving the related cash payment. For example, if a Fund invests in original issue discount obligations (such as zero coupon debt instruments or debt instruments with payment-in-kind interest), the Fund will be required to include in income each year a portion of the original issue discount that accrues over the term of the obligation, even if the related cash payment is not received by the Fund until a later year. Under the “wash sale” rules, a Fund may not be able to deduct currently a loss on a disposition of a portfolio security. As a result, a Fund may be required to make an annual income distribution greater than the total cash actually received during the year. Such distribution may be made from the existing cash assets of the Fund or cash generated from selling portfolio securities. The Fund may realize gains or losses from such sales, in which event its shareholders may receive a larger capital gain distribution than they would in the absence of such transactions.

Tax Treatment of Fund Shareholders

Taxation of U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “U.S. shareholders.” For purposes of this discussion, a “U.S. shareholder” is a beneficial owner of Fund Shares who, for U.S. federal income tax purposes, is (i) an individual who is a citizen or resident of the United States; (ii) a corporation (or an entity treated as a corporation for U.S. federal income tax purposes) created or organized in the United States or under the laws of the United States, or of any state thereof, or the District of Columbia; (iii) an estate, the income of which is includable in gross income for U.S. federal income tax purposes regardless of its source; or (iv) a trust, if (1) a U.S. court is able to exercise primary supervision over the administration of such trust and one or more U.S. persons have the authority to control all substantial decisions of the trust, or (2) the trust has a valid election in place to be treated as a U.S. person.

Fund Distributions. In general, Fund distributions are subject to U.S. federal income tax when paid, regardless of whether they consist of cash or property, and regardless of whether they are re-invested in Shares. However, any Fund distribution declared in October, November or December of any calendar year and payable to shareholders of record on a specified date during such month will be deemed to have been received by each Fund shareholder on December 31 of such calendar year, provided such dividend is actually paid during January of the following calendar year.

Distributions of a Fund’s net investment income (except, as discussed below, qualified dividend income) and net short-term capital gains are taxable as ordinary income to the extent of the Fund’s current and accumulated earnings and profits. To the extent designated as capital gain dividends by a Fund, distributions of a Fund’s net long-term capital gains in excess of net short-term capital losses (“net capital gain”) are taxable at long-term capital gain tax rates to the extent of the Fund’s current and accumulated earnings and profits, regardless of a Fund shareholder’s holding period in the Fund’s Shares. Distributions of qualified dividend income are, to the extent of a Fund’s current and accumulated earnings and profits, taxed to certain non-corporate Fund shareholders at the rates generally applicable to long-term capital gain, provided that the Fund shareholder meets certain holding period and other requirements with respect to the distributing Fund’s Shares and the distributing Fund meets certain holding period and other requirements with respect to its dividend-paying stocks. Substitute payments received on Fund Shares that are lent out will be ineligible for being reported as qualified dividend income.

Each Fund intends to distribute its net capital gain at least annually. However, by providing written notice to its shareholders no later than 60 days after its year-end, a Fund may elect to retain some or all of its net capital gain and designate the retained amount as a “deemed distribution.” In that event, the Fund pays U.S. federal income tax on the retained net capital gain, and each Fund shareholder recognizes a proportionate share of the Fund’s undistributed net capital gain. In addition, each Fund shareholder can claim a tax credit or refund for the shareholder’s proportionate share of the Fund’s U.S. federal income taxes paid on the undistributed net capital gain and increase the shareholder’s tax basis in the Shares by an amount equal to the shareholder’s proportionate share of the Fund’s undistributed net capital gain, reduced by the amount of the shareholder’s tax credit or refund.

In addition, high-income individuals (and certain trusts and estates) generally will be subject to a 3.8% Medicare tax on “net investment income” in addition to otherwise applicable U.S. federal income tax. “Net investment income” generally will include dividends (including capital gain dividends) received from a Fund and net gains from the redemption or other disposition of Shares. Please consult your tax advisor regarding this tax.

If a Fund is a “qualified fund of funds” (i.e., a RIC at least 50% of the value of the total assets of which, at the close of each quarter of the taxable year, is represented by interests in other RICs) or more than 50% of a Fund’s total assets at the end of a taxable year consist of non-U.S. stock or securities, the Fund may elect to “pass through” to its shareholders certain non-U.S. income taxes paid by the Fund. This means that each shareholder will be required to (i) include in gross income, even though not actually received, the shareholder’s pro rata share of the Fund’s non-U.S. income taxes, and (ii) either take a corresponding deduction (in calculating U.S. federal taxable income) or credit (in calculating U.S. federal income tax), subject to certain limitations.

Investors considering buying Shares just prior to a distribution should be aware that, although the price of the Shares purchased at such time may reflect the forthcoming distribution, such distribution nevertheless may be taxable (as opposed to a non-taxable return of capital).

Sales of Shares. Any capital gain or loss realized upon a sale of Shares generally is treated as a long-term gain or loss if the Shares have been held for more than one year. Any capital gain or loss realized upon a sale of Shares held for one year or less generally is treated as a short-term gain or loss, except that any capital loss on the sale of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to the Shares.

Creation Unit Issues and Redemptions. On an issue of Shares of a Fund as part of a Creation Unit where the creation is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at issue) of the issued Shares (plus any cash received by the Authorized Participant as part of the issue) and (ii) the Authorized Participant’s aggregate basis in the exchanged securities (plus any cash paid by the Authorized Participant as part of the issue). On a redemption of Shares as part of a Creation Unit where the redemption is conducted in-kind, an Authorized Participant recognizes capital gain or loss equal to the difference between (i) the fair market value (at redemption) of the securities received (plus any cash received by the Authorized Participant as part of the redemption) and (ii) the Authorized Participant’s basis in the redeemed Shares (plus any cash paid by the Authorized Participant as part of the redemption). However, the IRS may assert, under the “wash sale” rules or on the basis that there has been no significant change in the Authorized Participant’s economic position, that any loss on creation or redemption of Creation Units cannot be deducted currently.

In general, any capital gain or loss recognized upon the issue or redemption of Shares (as components of a Creation Unit) is treated either as long-term capital gain or loss, if the deposited securities (in the case of an issue) or the Shares (in the case of a redemption) have been held for more than one year, or otherwise as short-term capital gain or loss. However, any capital loss on a redemption of Shares held for six months or less is treated as long-term capital loss to the extent that capital gain dividends were paid (or deemed to be paid) with respect to such Shares.

Taxation of Non-U.S. Shareholders

The following is a summary of certain U.S. federal income tax consequences of the purchase, ownership and disposition of Fund Shares applicable to “non-U.S. shareholders.” For purposes of this discussion, a “non-U.S. shareholder” is a beneficial owner of Fund Shares that is not a U.S. shareholder (as defined above) and is not an entity or arrangement treated as a partnership for U.S. federal income tax purposes. The following discussion is based on current law and is for general information only. It addresses only selected, and not all, aspects of U.S. federal income taxation.

With respect to non-U.S. shareholders of a Fund, the Fund’s ordinary income dividends generally will be subject to U.S. federal withholding tax at a rate of 30% (or at a lower rate established under an applicable tax treaty), subject to certain exceptions for “interest-related dividends” and “short-term capital gain dividends” discussed below. U.S. federal withholding tax generally will not apply to any gain realized by a non-U.S. shareholder in respect of a Fund’s net capital gain. Special rules apply with respect to dividends of a Fund that are attributable to gain from the sale or exchange of “U.S. real property interests.”

In general, all “interest-related dividends” and “short-term capital gain dividends” (each defined below) will not be subject to U.S. federal withholding tax, provided that the non-U.S. shareholder furnished the Fund with a completed IRS Form W-8BEN or W-8BEN-E, as applicable, (or acceptable substitute documentation) establishing the non-U.S. shareholder’s non-U.S. status and the Fund does not have actual knowledge or reason to know that the non-U.S. shareholder would be subject to such withholding tax if the non-U.S. shareholder were to receive the related amounts directly rather than as dividends from the Fund. “Interest-related dividends” generally means dividends designated by a Fund as attributable to such Fund’s U.S.-source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which such Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income. “Short-term capital gain dividends” generally means dividends designated by a Fund as attributable to the excess of such Fund’s net short-term capital gain over its net long-term capital loss. Depending on its circumstances, a Fund may treat such dividends, in whole or in part, as ineligible for this exemption from withholding.

In general, subject to certain exceptions, non-U.S. shareholders will not be subject to U.S. federal income or withholding tax in respect of a sale or other disposition of Shares of a Fund.

To claim a credit or refund for any Fund-level taxes on any undistributed net capital gain (as discussed above) or any taxes collected through back-up withholding (discussed below), a non-U.S. shareholder must obtain a U.S. taxpayer identification number and file a U.S. federal income tax return even if the non-U.S. shareholder would not otherwise be required to do so.

Back-Up Withholding.

A Fund (or a financial intermediary such as a broker through which a shareholder holds Shares in a Fund) may be required to report certain information on a Fund shareholder to the IRS and withhold U.S. federal income tax (“backup withholding”) at a current rate of 28% from taxable distributions and redemption or sale proceeds payable to the Fund shareholder if (i) the Fund shareholder fails to provide the Fund with a correct taxpayer identification number or make required certifications, or if the IRS notifies the Fund that the Fund shareholder is otherwise subject to backup withholding, and (ii) the Fund shareholder is not otherwise exempt from backup withholding. Non-U.S. shareholders can qualify for exemption from backup withholding by submitting a properly completed IRS Form W-8BEN or W-8BEN-E. Backup withholding is not an additional tax and any amount withheld may be credited against a Fund shareholder’s U.S. federal income tax liability.

Foreign Account Tax Compliance Act

The U.S. Foreign Account Tax Compliance Act (“FATCA”) generally imposes a 30% withholding tax on “withholdable payments” (defined below) made to (i) a “foreign financial institution” (“FFI”), unless the FFI enters into an agreement with the IRS to provide information regarding certain of its direct and indirect U.S. account holders and satisfy certain due diligence and other specified requirements, and (ii) a “non-financial foreign entity” (“NFFE”) unless such NFFE provides certain information about its direct and indirect “substantial U.S. owners” to the withholding agent or certifies that it has no such U.S. owners. The beneficial owner of a “withholdable payment” may be eligible for a refund or credit of the withheld tax. The U.S. government also has entered into several intergovernmental agreements with other jurisdictions to provide an alternative, and generally easier, approach for FFIs to comply with FATCA.

“Withholdable payments” generally include, among other items, (i) U.S.-source interest and dividends, and (ii) gross proceeds from the sale or disposition, occurring on or after January 1, 2019, of property of a type that can produce U.S.-source interest or dividends.

A Fund may be required to impose a 30% withholding tax on withholdable payments to a shareholder if the shareholder fails to provide the Fund with the information, certifications or documentation required under FATCA, including information, certification or documentation necessary for the Fund to determine if the shareholder is a non-U.S. shareholder or a U.S. shareholder and, if it is a non-U.S. shareholder, if the non-U.S. shareholder has “substantial U.S. owners” and/or is in compliance with (or meets an exception from) FATCA requirements. A Fund will not pay any additional amounts to shareholders in respect of any amounts withheld. The Fund may disclose any shareholder information, certifications or documentation to the IRS or other parties as necessary to comply with FATCA.

The requirements of, and exceptions from, FATCA are complex. All prospective shareholders are urged to consult their own tax advisors regarding the potential application of FATCA with respect to their own situation.

For a more detailed tax discussion regarding an investment in the Funds, and for special tax treatment on the sale and distribution by certain Funds, please see the section of the SAI entitled “U.S. Federal Income Taxation.”

Code of Ethics

The Trust, the Advisor and the Distributor each have adopted a code of ethics under Rule 17j-1 of the 1940 Act that is designed to prevent affiliated persons of the Trust, the Advisor and the Distributor from engaging in deceptive, manipulative or fraudulent activities in connection with securities held or to be acquired by the Funds (which may also be held by persons subject to a code). There can be no assurance that the codes will be effective in preventing such activities. The codes permit personnel subject to them to invest in securities, including securities that may be held or purchased by the Funds. The codes are on file with the SEC and are available to the public.

Fund Website and Disclosure of Portfolio Holdings

The Advisor maintains a website for the Funds at www.IQetfs.com. The website for the Funds contains the following information, on a per-Share basis, for each Fund: (1) the prior Business Day’s NAV; (2) the reported midpoint of the bid-ask spread at the time of NAV calculation (the “Bid-Ask Price”); (3) a calculation of the premium or discount of the Bid-Ask Price against such NAV; and (4) data in chart format displaying the frequency distribution of discounts and premiums of the Bid-Ask Price against the NAV, within appropriate ranges, for each of the four previous calendar quarters (or for the life of a Fund if, shorter). In addition, on each Business Day, before the commencement of trading in Shares on the NYSE Arca, each Fund will disclose on its website (www.IQetfs.com) the identities and quantities of the portfolio securities and other assets held by each Fund that will form the basis for the calculation of NAV at the end of the Business Day.

A description of each Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio securities is available in the SAI.

Other Information

The Funds are not sponsored, endorsed, sold or promoted by the NYSE Arca. The NYSE Arca makes no representation or warranty, express or implied, to the owners of Shares or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the Funds to achieve their objectives. The NYSE Arca has no obligation or liability in connection with the administration, marketing or trading of the Funds.

For purposes of the 1940 Act, the Funds are registered investment companies, and the acquisition of Shares by other registered investment companies and companies relying on exemption from registration as investment companies under Section 3(c)(1) or 3(c)(7) of the 1940 Act is subject to the restrictions of Section 12(d)(1) of the 1940 Act, except as permitted by an exemptive order that permits registered investment companies to invest in the Funds beyond those limitations.

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

The financial highlights table is intended to help you understand the financial performance of the Funds during their last five fiscal years or since their inception, as applicable. The total return in the table represents the rate that an investor would have earned (or lost) on an investment in the respective Fund (assuming reinvestment of all dividends and distributions).

The information for the fiscal years ended April 30, 2016 and April 30, 2015 has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Funds’ financial statements, are included in the Funds’ Annual Report, which is available upon request. The information for the fiscal years ended April 30, 2014, April 30, 2013 and April 30, 2012 has been audited by Ernst & Young LLP, the Funds’ former independent registered public accounting firm.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Real Return ETF
	For the Year Ended April 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$26.70	$26.33	$26.50	$26.23	$25.63

Income from Investment Operations
Net investment income (loss)[1]	(0.09)	0.05	0.09	0.06	(0.01)
Net realized and unrealized gain (loss) on investments	(0.06)	0.35	(0.23)	0.23	0.66
Net increase (decrease) in net assets resulting from investment operations	0.03	0.40	(0.14)	0.29	0.65

Distributions from:
Net investment income	(0.00)[3]	(0.03)	(0.03)	(0.02)	—
Net realized gains	—	—	—	—	(0.05)
Total distributions from net investment income and realized gains	(0.00)[3]	(0.03)	(0.03)	(0.02)	(0.05)
Net asset value, end of year	$26.73	$26.70	$26.33	$26.50	$26.23
Market Price, end of year	$26.72	$26.81

Total Return
Total investment return based on net asset value[4]	0.11%	1.50%	(0.54)%	1.09%	2.56%
Total investment return based on Market Price	(0.32)%	1.96%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$26.727	$28,031	$26,329	$60,954	$27,543
Ratio to average net assets of:
Expenses[7]	0.49%	0.48%	0.48%	0.48%	0.48%
Net investment income (loss)	(0.33)%	0.18%	0.36%	0.23%	(0.05)%
Portfolio turnover rate[8]	109%	91%	45%	72%	62%

See footnotes on page 43.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Merger Arbitrage ETF
	For the Year Ended April 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$28.92	$27.09	$25.60	$26.02	$25.47

Income from Investment Operations
Net investment income (loss)[1]	0.02	0.04	0.03	0.09	(0.03)
Net realized and unrealized gain (loss) on investments	(0.25)	1.79	1.72	(0.46)	0.58
Net increase (decrease) in net assets resulting from investment operations	(0.23)	1.83	1.75	(0.37)	0.55

Distributions from:
Net investment income	(0.25)	—	(0.26)	(0.05)	—
Net realized gains	—	—	—	—	—
Total distributions from net investment income and realized gains	(0.25)	—	(0.26)	(0.05)	—
Net asset value, end of year	$28.44	$28.92	$27.09	$25.60	$26.02
Market Price, end of year	28.51	$28.97

Total Return
Total investment return based on net asset value[4]	(0.79)%	6.76%	6.88%	(1.42)%	2.16%
Total investment return based on Market Price	(0.73)%	6.31%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$139,367	$121,447	$33,862	$14,078	$26,019
Ratio to average net assets of:
Expenses[7]	0.76%	0.76%	0.75%	0.76%	0.75%
Net investment income (loss)	0.09%	0.14%	0.13%	0.36%	(0.11)%
Portfolio turnover rate[8]	272%	447%	353%	374%	365%

See footnotes on page 43.

Financial Highlights (continued)

Selected Data for a Share of Capital Stock Outstanding

	IQ Global Resources ETF
	For the Year Ended April 30,
	2016	2015	2014	2013	2012
Net asset value, beginning of period	$27.18	$29.21	$28.50	$28.95	$33.27

Income from Investment Operations
Net investment income (loss)[1]	0.56	0.37	0.41	0.40	0.39
Net realized and unrealized gain (loss) on investments	(2.48)	(2.05)	0.61	(0.48)	(4.17)
Net increase (decrease) in net assets resulting from investment operations	(1.92)	(1.68)	1.02	(0.08)	(3.78)

Distributions from:
Net investment income	(0.56)	(0.35)	(0.31)	(0.37)	(0.20)
Net realized gains	—	—	—	—	(0.34)
Total distributions from net investment income and realized gains	(0.56)	(0.35)	(0.31)	(0.37)	(0.54)
Net asset value, end of year	$24.70	$27.18	$29.21	$28.50	$28.95
Market Price, end of year	$24.78	$27.18

Total Return
Total investment return based on net asset value[4]	(6.71)%[5]	(5.75)%[5]	3.61%[5]	(0.35)%	(11.30)%
Total investment return based on Market Price	(6.41)%	(5.97)%

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$67,924	$66,587	$84,719	$85,511	$68,039
Ratio to average net assets of:
Expenses[7]	0.76%	0.75%	0.75%	0.76%	0.75%
Net investment income (loss)	2.39%	1.32%	1.45%	1.39%	1.31%
Portfolio turnover rate[8]	325%	182%	116%	119%	178%

1	Based on average shares outstanding.
2	Less than $0.005 per share.
3	Greater than $(0.005) per share.
4	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions, if any, at net asset value during the period, and redemption on the last day of the period. Total return calculated for a period less than one year is not annualized. Total returns may reflect adjustments to conform to generally accepted accounting principles.
5	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
6	Annualized.
7	Excludes expenses incurred by the underlying investments in other funds.
8	Portfolio turnover rate is not annualized and excludes the value of portfolio securities received or delivered as in-kind creations or redemptions in connection with the Fund’s capital share transactions.

Privacy Policy

The following notice does not constitute part of the Prospectus, nor is it incorporated into the Prospectus.

IndexIQ ETF Trust (the “Trust”) is committed to respecting the privacy of personal information you entrust to us in the course of doing business with us.

The Trust may collect non-public personal information from various sources. The Trust uses such information provided by you or your representative to process transactions, to respond to inquiries from you, to deliver reports, products, and services, and to fulfill legal and regulatory requirements.

We do not disclose any non-public personal information about our customers to anyone unless permitted by law or approved by the customer. We may share this information within the Trust’s family of companies in the course of providing services and products to best meet your investing needs. We may share information with certain third parties who are not affiliated with the Trust to perform marketing services, to process or service a transaction at your request or as permitted by law. For example, sharing information with companies that maintain or service customer accounts for the Trust is essential. We may also share information with companies that perform administrative or marketing services for the Trust, including research firms. When we enter into such a relationship, we restrict the companies’ use of our customers’ information and prohibit them from sharing it or using it for any purposes other than those for which they were hired.

We maintain physical, electronic, and procedural safeguards to protect your personal information. Within the Trust, we restrict access to personal information to those employees who require access to that information in order to provide products or services to our customers such as handling inquiries. Our employment policies restrict the use of customer information and require that it be held in strict confidence.

We will adhere to the policies and practices described in this notice for both current and former customers of the Trust.

Frequently Used Terms

Trust	IndexIQ ETF Trust, a registered open-end investment company
Funds	The investment portfolios of the Trust
Shares	Shares of the Funds offered to investors
Advisor	IndexIQ Advisors LLC
Custodian	The Bank of New York Mellon, the custodian of the Funds’ assets
Distributor	ALPS Distributors, Inc., the distributor to the Funds
AP or Authorized Participant	Certain large institutional investors such as brokers, dealers, banks or other entities that have entered into authorized participant agreements with the Distributor
NYSE Arca	NYSE Arca, Inc., the primary market on which Shares are listed for trading
IIV	The Indicative Intra-Day Value, an appropriate per-Share value based on a Fund’s portfolio
1940 Act	Investment Company Act of 1940, as amended
NAV	Net asset value
SAI	Statement of Additional Information
SEC	Securities and Exchange Commission
Secondary Market	A national securities exchange, national securities association or over-the-counter trading system where Shares may trade from time to time
Securities Act	Securities Act of 1933, as amended

IndexIQ ETF Trust
Mailing Address
800 Westchester Avenue, Suite S-710
Rye Brook, New York 10573
1-888-934-0777
www.IQetfs.com

PROSPECTUS    |   AUGUST 29, 2016

IndexIQ ETF Trust

FOR MORE INFORMATION

If you would like more information about the Trust, the Funds and the Shares, the following documents are available free upon request:

Annual/Semi-annual Report

Additional information about a Fund’s investments is available in the Fund’s annual and semi-annual reports to shareholders (once available). In the Fund’s annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during the last fiscal year.

Statement of Additional Information

Additional information about the Funds and their policies is also available in the Funds’ SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Funds’ annual and semi-annual reports (when available) and the SAI are available free upon request by calling IndexIQ at 1-888-934-0777. You can also access and download the annual and semi-annual reports and the SAI at the Funds’ website: http://www.IQetfs.com.

To obtain other information and for shareholder inquiries:

By telephone:	1-888-934-0777
By mail:	IndexIQ ETF Trust c/o IndexIQ 800 Westchester Avenue, Suite S-710 Rye Brook, NY 10573
On the Internet:	SEC Edgar database: http://www.sec.gov; or www.IQetfs.com

You may review and obtain copies of Fund documents (including the SAI) by visiting the SEC’s public reference room in Washington, D.C. You may also obtain copies of Fund documents, after paying a duplicating fee, by writing to the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to: publicinfo@sec.gov. Information on the operation of the public reference room may be obtained by calling the SEC at (202) 551-8090.

No person is authorized to give any information or to make any representations about the Funds and their Shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Dealers effecting transactions in the Funds’ Shares, whether or not participating in this distribution, may be generally required to deliver a Prospectus. This is in addition to any obligation dealers have to deliver a Prospectus when acting as underwriters.

IQ® and IndexIQ® are registered service marks of IndexIQ.

The Funds’ investment company registration number is 811-22227.